Shareholders' Equity - Reverse Stock Split (Detail)	1 Months Ended
	Sep. 30, 2015 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Equity [Abstract]
Reverse stock split ratio	0.0667
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001